Share Capital Authorized	12 Months Ended
Dec. 31, 2025
Disclosure of Share capital Authorized [Abstract]
Share Capital Authorized

Note 20. Share Capital Authorized

The Company is authorized to issue an unlimited number of common shares without par value. Share capital comprises only one class of ordinary shares. The ordinary shares carry a voting right and a right to a dividend.

Issued and Outstanding

	2025		2024

December 31,	Number of common shares	Common share capital	Number of common shares	Common share capital

Opening balance	124,143,179	$505	123,956,865	$504

Exercise of stock options	437,600	3	186,314	1

Shares repurchased - NCIB	(2,779,000)	(10)	-	-

Closing balance	121,801,779	$498	124,143,179	$505

Enerflex announced on March 28, 2025, that the Toronto Stock Exchange ("TSX") approved the Company's application to implement a Normal Course Issuer Bid ("NCIB") for a portion of its common shares. Under the NCIB, the Company is authorized to acquire up to a maximum of 6,159,695 common shares or approximately 5% of its public float as at the application date, for cancelation.

The NCIB commenced on April 1, 2025, and will terminate no later than March 31, 2026. Purchases under the NCIB will be made in accordance with applicable regulatory requirements at a price per common share representative of the market price at the time of acquisition.

Enerflex entered into an automatic share purchase plan ("ASPP") with its designated broker that allows for the purchase of common shares during quarterly predetermined blackout periods and other periods when Enerflex may be in possession of material undisclosed information and would not ordinarily be permitted to purchase common shares. Purchases under the ASPP are determined by the designated broker in its sole discretion based on purchasing parameters set by Enerflex when Enerflex is not in blackout and in accordance with the rules of the Toronto Stock Exchange (“TSX”), applicable securities laws and the terms of the ASPP. Outside of the periods noted above, purchases under the NCIB will be completed at Enerflex's discretion and pursuant to the terms of the ASPP. All common shares purchased under the NCIB will be cancelled.

During the twelve months ended December 31, 2025, the Company repurchased and cancelled 2,779,000 common shares. The shares were purchased at a volume weighted average price of CAD 11.08 per common share for a total of $23 million. Contributed surplus was reduced by $13 million, which represents the excess of the purchase price of the common shares over their carrying value.